Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
5. Debt

	March 31, 2021	December 31, 2020
(in thousands)
New Term Loan Facility	$1,321,688	$1,325,000
Notes	775,000	775,000
New Revolving Credit Facility	—	50,000
Notes payable and deferred obligations	2,973	3,618

	2,099,661	2,153,618
Less: current portion	13,304	63,745
Less: debt issuance costs	58,267	60,545

Long-term debt, net of current portion	$2,028,090	$2,029,328

As of March 31, 2021, the Company had $1.3 billion of debt outstanding under the New Term Loan Facility and $775 million of debt outstanding under the Notes with maturity dates of October 28, 2027 and November 15, 2028, respectively. The Company was in compliance with all of its affirmative and negative covenants under the New Term Loan Facility and Notes as of March 31, 2021. In addition, the Company was required to repay the principal under the New Term Loan Facility (as such term was defined in the New Term Loan Facility Agreement) in the greater amount of its excess cash flow, as defined in the New Term Loan Facility Agreement, or $13.3 million, per annum, in quarterly payments. The Company made the minimum quarterly principal payments of $3.3 million during the three months ended March 31, 2021 and no payments under the excess cash flow calculation were required. During the three months ended March 31, 2020, the Company made the
minimum quarterly principal payments

of $
6.5
 million pursuant to its then
outstanding
first lien term loans that existed prior to consummation of the Transactions.
Future minimum principal payments on long-term debt are as follows as of March 31, 2021:

(in thousands)
Remainder of 2021	$9,987
2022	13,294
2023	13,293
2024	13,274
2025	13,277
Thereafter	2,036,536

Total future minimum principal payments	$2,099,661

7. Debt

	December 31,	December 31,
(in thousands)	2020	2019
New Term Loan Facility	$1,325,000	$—
Notes	775,000	—
First Lien Term Loan	—	2,467,529
Second Lien Term Loan	—	760,000
New Revolving Credit Facility	50,000	—
Notes payable and deferred obligations	3,618	2,053

	2,153,618	3,229,582
Less: current portion	63,745	27,655
Less: debt issuance costs	60,545	29,840

Long-term debt, net of current portion	$2,029,328	$3,172,087

First Lien Credit Agreement, Second Lien Credit Agreement, and AR Facility
On July 25, 2014, certain subsidiaries of the Company entered into the following credit facilities with different syndicates of lenders in connection with the 2014 Topco Acquisition:

•	a first lien credit agreement (the “First Lien Credit Agreement”) that provided for:

•	a $200.0 million revolving line of credit (the “Revolving Credit Facility”), of which up to $75.0 million may be used for letters of credit,

•	a $1.8 billion term loan facility (the “Initial First Lien Term Loans”),

•	commitments for an additional $60.0 million of unfunded delayed draw term loans (the “Delayed Draw Commitments”), and

•	uncommitted incremental revolving and first lien term loan facilities, subject to certain incurrence tests; and

•	a second lien credit agreement (the “Second Lien Credit Agreement”) that provided for:

•	a $760.0 million term loan facility (the “Second Lien Term Loans”), and

•	uncommitted incremental second lien term loan facilities, subject to certain incurrence tests.
The Company incurred $1.8 billion of Initial First Lien Term Loans and $760.0 million of Second Lien Term Loans in July 2014, and used the proceeds to finance the 2014 Topco Acquisition and to pay related fees and expenses. The Company incurred an aggregate of $60.0 million of additional first lien term loans under the Delayed Draw Commitments in September and November 2014, and used the proceeds to finance certain acquisitions and to pay related fees and expenses. The Company incurred

$
150.0
 million of additional first lien term loans under the incremental facilities in April 2015 and used the proceeds to finance additional acquisitions, pay related fees and expenses, repay loans under the Revolving Credit Facility and for general corporate purposes. The Company also uses the Revolving Credit Facility to maintain various letters of credit. In May 2017, the Company incurred $
225.0
 million of additional First Lien Term Loans and extended the termination with respect to a $150.0 million portion of the Company’s Revolving Credit Facility (the “Series A Revolving Loan Facility”) from July 25, 2019 to
April 23, 2021
. The proceeds were used to finance additional acquisitions, to repay existing loans under the Revolving Credit Facility and for general corporate purposes. From time to time the Borrower has incurred and repaid loans under the Revolving Credit Facility, and those borrowings generally are used for working capital purposes and to fund acquisitions. The Borrower also uses the Revolving Credit Facility (including the Series A Revolving Loan Facility) to issue letters of credit on the Borrower and its subsidiaries’ behalf. In February 2018, the Borrower executed the Third Amendment to First Lien Credit Agreement, which amended the First Lien Credit Agreement to enable the Borrower to incur the Incremental First Lien Term Loans in an aggregate principal amount of $
350.0
 million. The Borrower used the proceeds of the Incremental Term Loans to pay for the refinancing of all existing indebtedness of Daymon, finance additional acquisitions, and for general corporate purposes.
As of December 31, 2019, the Company had $2.5 billion of debt outstanding under the First Lien Term Loan and $760 million of debt outstanding under the Second Lien which were scheduled to mature in July 2021 and July 2022, respectively.
In April 2020, the Company entered into an accounts receivable securitization facility under which accounts receivable of certain domestic subsidiaries are sold on a non-recourse
basis to a special purpose entity (“SPE”), which is a bankruptcy-remote, consolidated subsidiary of the Company. Accordingly, the assets of the SPE are not available to satisfy the obligations of the Company or any of its subsidiaries. From time to time, the SPE may finance such accounts receivable with a revolving loan facility secured by a pledge of such accounts receivable. The amount of outstanding borrowings on the revolving loan facility at any one time is limited to $300.0 million.
The agreement governing the accounts receivable securitization facility provides for an initial three-year term and may be extended and contains certain covenants and termination events. An occurrence of an event of default or a termination event under the accounts receivable securitization facility may give rise to the right of its counterparty to terminate this facility.
On April 27, 2020 the Company obtained $120.0 million under its accounts receivable securitization facility, representing the minimum funding threshold of 60.0% of the $200.0 million borrowing base. The Company guaranteed the performance of the obligations of its subsidiaries that sell and service the account receivable under the accounts receivable securitization facility. In accordance with the terms of the accounts receivable securitization facility, the Company may use the borrowings for working capital, general corporate or other purposes permitted thereunder.
In connection with the Merger, $3.3 billion of the Company’s debt arrangements under the First Lien Credit Agreement, Second Lien Credit Agreement, and AR Facility that existed in 2020 (collectively, the “Credit Facilities”) were repaid and terminated, with incremental costs of $86.8 million. Of these fees, $56.7 million were capitalized and recorded as deferred debt issuance costs and $30.1 million were expensed. As of the time of the repayment, there were $16.7 million of unamortized fees related to the Credit Facilities. Of these fees, $5.4 million fees continued to be capitalized as deferred issuance costs and $11.3 million were expensed as a loss on the extinguishment of debt. All expensed fees are included in “Interest expense, net,” in the Consolidated Statements of Operations and Comprehensive Loss.
Fees related to the issuance or refinancing of long-term debt capitalized are amortized over the term of the debt using the effective interest rate method. The amortization of deferred debt issuance costs is included in “Interest expense, net,” in the Consolidated Statements of Operations and Comprehensive Loss and amounted to

$
14.8
 million, $
16.9
 million, and $
15.3
 million for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020, “Long-term debt” in the Consolidated Balance Sheets included debt issuance costs of $
62.1
 million less accumulated amortization of $
1.6
 million.
New Senior Secured Credit Facilities
In connection with the consummation of the Transaction, Advantage Sales & Marketing Inc., an indirect wholly-owned subsidiary of the Company (the “Borrower”) entered into (i) a new senior secured asset-based revolving credit facility in an aggregate principal amount of up to $400.0 million, subject to borrowing base capacity (the “New Revolving Credit Facility”) and (ii) a new secured first lien term loan credit facility in an aggregate principal amount of $1.325 billion (the “New Term Loan Facility” and together with the New Revolving Credit Facility, the “New Senior Secured Credit Facilities”).
New Revolving Credit Facility
The New Revolving Credit Facility provides for revolving loans and letters of credit in an aggregate amount of up to $400.0 million, subject to borrowing base capacity. Letters of credit are limited to the lesser of (a) $150.0 million and (b) the aggregate unused amount of commitments under the New Revolving Credit Facility then in effect. Loans under the New Revolving Credit Facility may be denominated in either U.S. dollars or Canadian dollars. Bank of America, N.A., will act as administrative agent and ABL Collateral Agent. The New Revolving Credit Facility matures five years after the date the Company enters into our New Revolving Credit Facility. The Borrower may use borrowings under the New Revolving Credit Facility to fund working capital and for other general corporate purposes, including permitted acquisitions and other investments.
Borrowings under the New Revolving Credit Facility are limited by borrowing base calculations based on the sum of specified percentages of eligible accounts receivable plus specified percentages of qualified cash, minus the amount of any applicable reserves. Borrowings will bear interest at a floating rate, which can be either an adjusted Eurodollar rate plus an applicable margin or, at the Borrower’s option, a base rate plus an applicable margin. The applicable margins for the New Revolving Credit Facility are 2.00%, 2.25% or 2.50%, with respect to Eurodollar rate borrowings and 1.00%, 1.25% or 1.50%, with respect to base rate borrowings, in each case depending on average excess availability under the New Revolving Credit Facility. The Borrower’s ability to draw under the New Revolving Credit Facility or issue letters of credit thereunder will be conditioned upon, among other things, the Borrower’s delivery of prior written notice of a borrowing or issuance, as applicable, the Borrower’s ability to reaffirm the representations and warranties contained in the credit agreement governing the New Revolving Credit Facility and the absence of any default or event of default thereunder.
The Borrower’s obligations under the New Revolving Credit Facility are guaranteed by Karman Intermediate Corp. (“Holdings”) and all of the Borrower’s direct and indirect wholly owned material U.S. subsidiaries (subject to certain permitted exceptions) and Canadian subsidiaries (subject to certain permitted exceptions, including exceptions based on immateriality thresholders of aggregate assets and revenues of Canadian subsidiaries) (the “Guarantors”). The New Revolving Credit Facility is secured by a lien on substantially all of Holdings’, the Borrower’s and the Guarantors’ assets (subject to certain permitted exceptions). The New Revolving Credit Facility has a first-priority lien on the current asset collateral and a second-priority lien on security interests in the fixed asset collateral (second in priority to the liens securing the Notes and the New Term Loan Facility discussed below), in each case, subject to other permitted liens.
The New Revolving Credit Facility has the following fees: (i) an unused line fee of 0.375% or 0.250% per annum of the unused portion of the New Revolving Credit Facility, depending on average excess availability under the New Revolving Credit Facility; (ii) a letter of credit participation fee on the aggregate stated amount of each letter of credit equal to the applicable margin for adjusted Eurodollar rate loans, as applicable; and (iii) certain other customary fees and expenses of the lenders and agents thereunder.
The New Revolving Credit Facility contains customary covenants, including, but not limited to, restrictions on the Borrower’s ability and that of its subsidiaries to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, make acquisitions, loans, advances or investments, pay dividends, sell or otherwise transfer assets, optionally prepay or modify terms of any junior indebtedness, enter into transactions with affiliates or change its line of business. The New Revolving Credit Facility will require the maintenance of a fixed charge coverage ratio (as set forth in the credit agreement governing the New Revolving Credit Facility) of 1.00 to 1.00 at the end of each fiscal quarter when excess availability is less than the greater of $25.0 million and 10% of the lesser of the borrowing base and maximum borrowing capacity. Such fixed charge coverage ratio will be tested at the end of each quarter until such time as excess availability exceeds the level set forth above.
The New Revolving Credit Facility provides that, upon the occurrence of certain events of default, the Borrower’s obligations thereunder may be accelerated and the lending commitments terminated. Such events of default include payment defaults to the lenders thereunder, material inaccuracies of representations and warranties, covenant defaults, cross-defaults to other material indebtedness, voluntary and involuntary bankruptcy, insolvency, corporate arrangement, winding-up,
liquidation or similar proceedings, material money judgments, material pension-plan events, certain change of control events and other customary events of default.
New Term Loan Facility
The New Term Loan Facility consists of a term loan facility denominated in US dollars in an aggregate principal amount of $
1.325
 billion. Borrowings under the New Term Loan Facility amortize in equal quarterly installments in an amount equal to
1.00
% per annum of the principal amount. Borrowings will bear interest at a floating rate, which can be either an adjusted Eurodollar rate plus an applicable margin or, at the Borrower’s option, a base rate plus an applicable margin. The applicable margins for the New Term Loan Facility are
5.25
% with respect to Eurodollar rate borrowings and
4.25
% with respect to base rate borrowings.
The Borrower may voluntarily prepay loans or reduce commitments under the New Term Loan Facility, in whole or in part, subject to minimum amounts, with prior notice but without premium or penalty (other than a
1.00% premium on any prepayment in connection with a repricing transaction prior to the date that is twelve months after the date we entered into the New Term Loan Facility).
The Borrower will be required to prepay the New Term Loan Facility with 100% of the net cash proceeds of certain asset sales (such percentage subject to reduction based on the achievement of specific first lien net leverage ratios) and subject to certain reinvestment rights, 100% of the net cash proceeds of certain debt issuances and 50% of excess cash flow (such percentage subject to reduction based on the achievement of specific first lien net leverage ratios). The Borrower was not required to make any excess cash flow payment for the year ended December 31, 2020, and the Borrower did not make any other mandatory or voluntary prepayments of the New Term Loan Facility for the year ended December 31, 2020.
The Borrower’s obligations under the New Term Loan Facility are guaranteed by Holdings and the Guarantors. The New Term Loan Facility is secured by a lien on substantially all of Holdings’, the Borrower’s and the Guarantors’ assets (subject to certain permitted exceptions). The New Term Loan Facility has a first- priority lien on the fixed asset collateral (equal in priority with the liens securing the Notes) and a second-priority lien on the current asset collateral (second in priority to the liens securing the New Revolving Credit Facility), in each case, subject to other permitted liens.
The New Term Loan Facility contains certain customary negative covenants, including, but not limited to, restrictions on the Borrower’s ability and that of its restricted subsidiaries to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, pay dividends or make other restricted payments, sell or otherwise transfer assets or enter into transactions with affiliates.
The New Term Loan Facility provides that, upon the occurrence of certain events of default, the Company’s obligations thereunder may be accelerated. Such events of default will include payment defaults to the lenders thereunder, material inaccuracies of representations and warranties, covenant defaults, cross-defaults to other material indebtedness, voluntary and involuntary bankruptcy, insolvency, corporate arrangement, winding-up,
liquidation or similar proceedings, material money judgments, change of control and other customary events of default.
Senior Secured Notes
In connection with the Closing, Advantage Solutions FinCo LLC (“Finco”) issued $
775.0
 million aggregate principal amount of
6.50
% Senior Secured Notes due
2028
(the “Notes”). Substantially concurrently with the Merger, Finco merged with and into Advantage Sales & Marketing Inc. (the “Issuer”), with the Issuer continuing as the surviving entity and assuming the obligations of Finco. The Notes were sold to BofA Securities, Inc., Deutsche Bank Securities Inc., Morgan Stanley & Co. LLC and Apollo Global Securities, LLC. The Notes were resold to certain
non-U.S.
persons pursuant to Regulation S under the Securities Act of
1933
, as amended (the “Securities Act”), and to persons reasonably believed to be qualified institutional buyers pursuant to Rule
144
A under the Securities Act at a purchase price equal to
100
% of their principal amount. The terms of the Notes are governed by an Indenture, dated as of October
28
,
2020
(the “Indenture”), among Finco, the Issuer, the guarantors named therein (the “Notes Guarantors”) and Wilmington Trust, National Association, as trustee and collateral agent.
Interest and maturity
Interest on the Notes is payable semi-annually in arrears on May 15 and November 15 at a rate of 6.50% per annum, commencing on May 15, 2021. The Notes will mature on November 15, 2028.
Guarantees
The Notes are guaranteed by Holdings and each of the Issuer’s direct and indirect wholly owned material U.S. subsidiaries (subject to certain permitted exceptions) and Canadian subsidiaries (subject to certain permitted
exceptions, including exceptions based on immateriality thresholders of aggregate assets and revenues of Canadian subsidiaries) that is a borrower or guarantor under the New Term Loan Facility.
Security and Ranking
The Notes and the related guarantees are the general, senior secured obligations of the Issuer and the Notes Guarantors, are secured on a first-priority pari passu basis by security interests on the fixed asset collateral (equal in priority with liens securing the New Term Loan Facility), and are secured on a second-priority basis by security interests on the current asset collateral (second in priority to the liens securing the New Revolving Credit Facility and equal in priority with liens securing the New Term Loan Facility), in each case, subject to certain limitations and exceptions and permitted liens.
The Notes and related guarantees rank (i) equally in right of payment with all of the Issuer’s and the Guarantors’ senior indebtedness, without giving effect to collateral arrangements (including the New Senior Secured Credit Facilities) and effectively equal to all of the Issuer’s and the Guarantors’ senior indebtedness secured on the same priority basis as the Notes, including the New Term Loan Facility, (ii) effectively subordinated to any of the Issuer’s and the Guarantors’ indebtedness that is secured by assets that do not constitute collateral for the Notes to the extent of the value of the assets securing such indebtedness and to indebtedness that is secured by a senior-priority lien, including the New Revolving Credit Facility to the extent of the value of the current asset collateral and (iii) structurally subordinated to the liabilities of the Issuer’s non-Guarantor
subsidiaries.
Optional redemption for the Notes
The Notes are redeemable on or after November 15, 2023 at the applicable redemption prices specified in the Indenture plus accrued and unpaid interest. The Notes may also be redeemed at any time prior to November 15, 2023 at a redemption price equal to 100% of the aggregate principal amount of such Notes to be redeemed plus a “make-whole” premium, plus accrued and unpaid interest. In addition, the Issuer may redeem up to 40% of the original aggregate principal amount of Notes before November 15, 2023 with the net cash proceeds of certain equity offerings at a redemption price equal to 106.5% of the aggregate principal amount of such Notes to be redeemed, plus accrued and unpaid interest. Furthermore, prior to November 15, 2023, the Issuer may redeem during each calendar year up to 10% of the original aggregate principal amount of the Notes at a redemption price equal to 103% of the aggregate principal amount of such Notes to be redeemed, plus accrued and unpaid interest. If the Issuer or its restricted subsidiaries sell certain of their respective assets or experience specific kinds of changes of control, subject to certain exceptions, the Issuer must offer to purchase the Notes at par. In connection with any offer to purchase all Notes, if holders of no less than 90% of the aggregate principal amount of Notes validly tender their Notes, the Issuer is entitled to redeem any remaining Notes at the price offered to each holder.
Restrictive covenants
The Notes are subject to covenants that, among other things limit the Issuer’s ability and its restricted subsidiaries’ ability to: incur additional indebtedness or guarantee indebtedness; pay dividends or make other distributions in respect of, or repurchase or redeem, the Issuer’s or a parent entity’s capital stock; prepay, redeem or repurchase certain indebtedness; issue certain preferred stock or similar equity securities; make loans and investments; sell or otherwise dispose of assets; incur liens; enter into transactions with affiliates; enter into agreements restricting the Issuer’s subsidiaries’ ability to pay dividends; and consolidate, merge or sell all or substantially all of the Issuer’s assets. Most of these covenants will be suspended on the Notes so long as they have investment grade ratings from both Moody’s Investors Service, Inc. and S&P Global Ratings and so long as no default or event of default under the Indenture has occurred and is continuing.
Events of default
The following constitute events of default under the Notes, among others: default in the payment of interest; default in the payment of principal; failure to comply with covenants; failure to pay other indebtedness after final maturity or acceleration of other indebtedness exceeding a specified amount; certain events of bankruptcy; failure to pay a judgment for payment of money exceeding a specified aggregate amount; voidance of subsidiary guarantees; failure of any material provision of any security document or intercreditor agreement to be in full force and effect; and lack of perfection of liens on a material portion of the collateral, in each case subject to applicable grace periods.
Government Loans for
COVID-19
relief
On May 25, 2020, a subsidiary of the Company operating in Japan entered into two loan agreements from a bank lender pursuant to a local government loan program. Subsequently, one of the loans was refinanced on October 26, 2020. No loss on extinguishment of debt was recognized. The loans, which includes a refinanced loan on October 26, 2020, bear interest rates of 1.82% and 1.83% per annum with maturity dates of May 27, 2029 and October 27, 2029, respectively, and amounts under the loans will be repayable to the lender in monthly installments. As of December 31, 2020, the Company had an aggregate principal amount of $2.9 million borrowings outstanding.
Future minimum principal payments on long-term debt are as follows:

(in thousands)
2021	$13,745
2022	13,298
2023	13,293
2024	13,274
2025	13,277
Thereafter	2,086,731

Total future minimum principal payments	$2,153,618